Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Controlling Interest	$ 7,806	$ (82,933)	$ (310,577)
Basic and Diluted (shares)	102,148,629	101,053,095	100,719,224
Earnings Per Share, Basic and Diluted [Abstract]
Net loss attributable to the shareholders of Teekay Corporation, continuing operations	$ (102,671)	$ (129,749)	$ (372,561)
Net Income (Loss) Attributable to Noncontrolling Interest	11,174	(173,915)	(161,591)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	$ 110,477	$ 46,816	$ 61,984
Common stock and common stock equivalents (shares)	102,148,629	101,053,095	100,719,224